Darren K. DeStefano T: +1 703 456 8034 ddestefano@cooley.com	Via EDGAR AND COURIER

March 17, 2014

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3010

Washington, D.C. 20549

Attn:    Jennifer López, Staff Attorney

Dietrick King, Legal Branch Chief

Jason Niethamer, Assistant Chief Accountant

Andrew Mew, Accounting Branch Chief

RE:     Everyday Health, Inc.
           Registration Statement on Form S-1
           Filed February 24, 2014
           File No. 333-194097

Ladies and Gentlemen:

On behalf of Everyday Health, Inc. (“Everyday Health” or the “Company”), we are submitting this letter and the following information in response to a letter, dated March 6, 2014, from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-1 (the “Registration Statement”), filed on February 24, 2014. We are also filing a pre-effective amendment to the Registration Statement (the “Amended Registration Statement”). We are sending the Staff a hard copy of this letter, the Amended Registration Statement and a version of the Amended Registration Statement that is marked to show changes to the Registration Statement filed on February 24, 2014.

The numbering of the paragraphs below corresponds to the numbering of the comments in the letter. For the Staff’s convenience, we have incorporated your comments into this response letter in italics. Capitalized terms used in this letter but otherwise not defined herein shall have the meanings ascribed to such terms in the Amended Registration Statement.

General

1.	We note your reference to a new third-party source on page 86 that “[b]ased on a study conducted in 2013, 75% of our consumer audience takes prescription medications and almost 50% planned to visit a physician within one month.” Please provide us with a copy of this source material to us, appropriately marked to highlight the sections relied upon and cross-referenced to your prospectus. Please also tell us whether this study is publicly available without cost or at a nominal expense to investors and whether you commissioned the referenced source.

U.S. Securities and Exchange Commission March 17, 2014 Page Two

Response: The Company has revised the disclosure on page 88 of the Amended Registration Statement to indicate that the 2013 study referenced on page 86 of the Registration Statement was a survey that it conducted in 2013. The Company supplementally advises the Staff that the survey results are not publicly available. The Company has supplementally provided the Staff with a copy of the survey results under separate cover.

2.	We note that you have included an exclusive forum selection provision on page 5 of the Eleventh Amended and Restated Certificate of Incorporation, filed as Exhibit 3.2, which will become effective upon the closing of this offering. Please add a risk factor addressing the risks to stockholders resulting from this provision or tell us, if true, why you believe this provision does not create any material risks for stockholders.

Response: The Company has added a risk factor on page 39 of the Amended Registration Statement addressing the risks to stockholders resulting from the exclusive forum selection provision on page 5 of the Eleventh Amended and Restated Certificate of Incorporation.

* * * * * * *

Please contact me at (703) 456-8034, Babak Yaghmaie of Cooley LLP at (212) 479-6556, or Stephane Levy of Cooley LLP at (212) 479-6838 with any questions or further comments regarding our responses to the Staff’s comments.

Sincerely,

Cooley LLP

/s/ Darren DeStefano

Darren DeStefano

cc:	Alan Shapiro, Everyday Health, Inc.
Seth Zelnick, Everyday Health, Inc.
Babak Yaghmaie, Cooley LLP Stephane Levy, Cooley LLP